Fund summaries
Putnam Global Sector Fund
Fund summary
Goal
Putnam Global Sector Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Global Sector Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Global Sector Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Acquired fund operating expenses		1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Total annual fund operating expenses		2.91%	3.66%	3.66%	3.41%	3.16%	2.66%
Expense reimbursement	[2]	(1.56%)	(1.56%)	(1.56%)	(1.56%)	(1.56%)	(1.56%)
Total annual fund operating expenses after expense reimbursement		1.35%	2.10%	2.10%	1.85%	1.60%	1.10%
[1]	Other expenses have been restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 2/28/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Global Sector Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	705	713	313	531	163	112
3 years	1,285	1,276	976	1,221	828	678
5 years	1,890	1,960	1,760	1,933	1,519	1,270
10 years	3,517	3,647	3,814	3,814	3,359	2,877

Expense Example, No Redemption Putnam Global Sector Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	213	213
3 years	976	976
5 years	1,760	1,760
10 years	3,647	3,814

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 24%.
Investments

We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.

Each underlying fund may invest in emerging markets, use derivatives, such as futures, options, foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and engage in short sales of securities.

We seek to rebalance the fund’s allocations monthly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/11:

	Approximate		Approximate
	allocation as		allocation as
Underlying fund	of 12/31/11	Underlying fund	of 12/31/11

Putnam Global Consumer		Putnam Global Natural
Fund	21.09%	Resources Fund	18.21%

Putnam Global Financials		Putnam Global
Fund	18.28%	Technology Fund	12.23%

Putnam Global Health Care		Putnam Global
Fund	10.20%	Telecommunications Fund	4.71%

Putnam Global Industrials		Putnam Global
Fund	10.71%	Utilities Fund	4.28%
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We may also invest in money market instruments or an affiliated money market fund for cash management.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The prices of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest in fewer issuers than a “diversified fund,” can increase the underlying fund’s vulnerability to adverse developments affecting a single issuer, which may result in greater losses and volatility. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments can be illiquid. An underlying fund’s use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter investments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q4 2011 9.18% Worst calendar quarter Q3 2011 -20.98%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Global Sector Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Class A	before taxes		(14.96%)	(3.96%)	Mar. 31, 2010
before taxes Class B	Class B	before taxes		(14.78%)	(3.51%)	Mar. 31, 2010
before taxes Class C	Class C	before taxes		(11.30%)	(1.38%)	Mar. 31, 2010
before taxes Class M	Class M	before taxes		(13.31%)	(3.08%)	Mar. 31, 2010
before taxes Class R	Class R	before taxes		(9.97%)	(0.89%)	Mar. 31, 2010
before taxes Class Y	Class Y	before taxes		(9.57%)	(0.40%)	Mar. 31, 2010
after taxes on distributions Class A	Class A	after taxes on distributions		(15.98%)	(4.95%)	Mar. 31, 2010
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(9.00%)	(3.63%)	Mar. 31, 2010
MSCI World Index (ND)		MSCI World Index (ND)	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)	(5.54%)	1.28%	Mar. 31, 2010

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.